N-2	Aug. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001843499
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	424B3
Entity Registrant Name	AFA Multi-Manager Credit Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

5. The following is added to the section entitled “Investment strategies and overview of investment process—Investment Process” beginning on page 13 of the Prospectus:

Atrato Investment Selection and Monitoring Process

Atrato, a division of F.L. Putnam, provides ongoing research, opinions and recommendations regarding the selection of the Underlying Managers.

Atrato’s investment process has five components: (i) underlying manager sourcing; (ii) qualitative and peer group analysis; (iii) investment due diligence; (iv) operational due diligence; and (v) ongoing underlying manager monitoring.

Manager Sourcing. Atrato specializes in the sourcing of alternative investment managers. Sourcing is an ongoing process by which Atrato establishes meaningful knowledge of the investible universe, which generally includes meeting with or speaking to investment managers directly. In addition to evaluating more established investment managers, Atrato recognizes the competitive advantage that may enable some emerging and/or smaller investment managers to take advantage of opportunities in niche strategies that cannot be executed by larger investment firms. In identifying investment managers, Atrato uses a variety of information sources, including third-party databases, conferences, independent placement agents, capital introduction units at the major investment banks and service providers such as accountants, attorneys, administrators, third party marketers, and consultants. Atrato has developed a proprietary software program that synthesizes all manager-related information including call and meeting notes, investment performance and other relevant data.

Quantitative and Peer Group Analysis. Quantitative analysis is an integral component of Atrato’s manager evaluation process. To the extent available, Atrato performs in-depth performance analysis on the potential fund investment or previous portfolios run by the investment manager. This process helps identify managers that should be excluded from further due diligence due to unacceptable risk/return profiles. For private markets strategies, Atrato also looks at track records of historical vintages and other metrics around the strength of investment returns against the backdrop of capital deployment, J-curve mitigation, IRRs, MOICs, and other relevant metrics. Atrato also analyzes the performance of an investment strategy against similar peers. Identifying periods of over-and underperformance, higher and lower volatility, higher and lower draw-downs versus peers and other metrics helps to inform the qualitative research into the manager’s investment strategy.

Investment Due Diligence. Once Atrato has identified possible investment candidates, a comprehensive qualitative review of the investment manager and potential investment is initiated. The qualitative due diligence process is systematic and includes evaluation of historical manager data and documents, and the collection and review of current documentation that informs the key areas of focus for on-site meetings and interviews with the manager. Key factors used to evaluate managers include among others, the manager’s investment philosophy, investment strategy and inherent strategy risk, risk management processes, drivers of performance including potential performance in extreme environments, current market environment, competitive landscape, portfolio diversification across sectors and concentration of positions, leverage, liquidity, capacity, transparency, and fees.

Operational Due Diligence. Atrato seeks to understand the financial and operational controls of the investment manager to identify and assess any potential organizational risks. This operational due diligence process consists of a thorough assessment of operational factors through direct contact with the fund manager’s operational staff and the major service providers to the investment manager. Key areas of evaluation include the adequacy of internal trading discipline and controls, technology systems and back-up procedures, valuation policies, compliance procedures, policies and procedures relating to potential conflicts of interest, regulatory filings (if any), personnel risks, physical asset risk, fund structure review, disaster-recovery provisions, office security concerns, firm governance, and key service providers of the fund including, as applicable, auditors, counsel, administrators, and custodians.

Ongoing Manager Due Diligence. Atrato generally reviews fund investments via teleconference on an ongoing basis. The calls generally cover organizational, operational, attribution, portfolio construction and risk management subjects that are relevant to the period being evaluated. Additionally, Atrato seeks to assess whether the manager is deviating materially from the key considerations discussed during prior due diligence.

While each Sub-Adviser is responsible for making recommendations regarding their selection of Underlying Funds, the Investment Manager retains overall supervisory responsibility for the day-to-day management and investment of the Fund’s investment portfolio. The Investment Manager may manage a portion of Fund’s assets directly and may source Underlying Managers and Direct Investments that have not been researched or recommended by a Sub-Adviser. The Investment Manager may hedge or modify the Fund’s exposure to a particular investment or market-related risk created by an Underlying Manager, and may invest the Fund’s assets pending allocation to an Underlying Manager, or to establish positions in securities and strategies it deems appropriate for meeting the Fund’s investment objectives.